Provision In Liew Of Income Taxes (Schedule Of Components Of Deferred Tax Assets And Liabilities) (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Provision In Lieu Of Income Taxes [Abstract]
Deferred tax assets, Employee benefit liabilities	$ 253	$ 233
Deferred tax assets, Regulatory liabilities	45	48
Deferred tax assets, Other	45	47
Total	343	328
Deferred tax liabilities, Property, plant and equipment	2,132	1,994
Deferred tax liabilities, Regulatory assets	274	255
Deferred Tax Liabilities, Other	2	2
Total	2,408	2,251
Liability in lieu of deferred income taxes - net	$ 2,065	$ 1,923